GOING CONCERN (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Going Concern Disclosure [Line Items]
Retained Earnings (Accumulated Deficit)	$ (181,095)		$ (181,095)		$ (170,540)	$ (151,562)
Net Income (Loss) Attributable to Parent, Total	$ (3,061)	$ (4,281)	$ (10,555)	$ (13,964)	$ (18,978)	$ (27,450)